Tax on Profit on Ordinary Activities - Tax on Items Charged to Equity and Comprehensive Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Taxes [Abstract]
Share-based compensation	£ (1,090)	£ (42)	£ (63)
Total credit to equity and statement of comprehensive income	£ (1,090)	£ (42)	£ (63)